Cover	Aug. 28, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 28, 2026
Entity Registrant Name	ESS TECH, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39525
Entity Tax Identification Number	98-1550150
Entity Address, Address Line One	26440 SW Parkway Ave.
Entity Address, Address Line Two	Bldg. 83
Entity Address, City or Town	Wilsonville
Entity Address, State or Province	OR
Entity Address, Postal Zip Code	97070
City Area Code	(855)
Local Phone Number	423-9920
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	GWH
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001819438
Amendment Flag	false